Inventories	12 Months Ended
Dec. 31, 2020
Inventories
Inventories

8.          Inventories

(In thousands)	December 31, 2019	December 31, 2020
Hardware devices (note)	9,091	4,830
Others	162	324
Less: Impairment	(3,716)	(3,428)
Total	5,537	1,726

Note:      Hardware devices mainly include OneThing Cloud and hard disks. OneThing Cloud is a hardware, which can act as a micro server between users and Xunlei, which enables users to share their idle uplink capacity with Xunlei.

The inventory written down was USD 3,523,000 and USD 3,283,000 for the years ended December 31, 2019 and 2020, respectively.